UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-2410

Dreyfus Liquid Assets, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2009

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Liquid Assets, Inc.
September 30, 2009 (Unaudited)

Negotiable Bank Certificate of Deposit--.6%	Principal Amount ($)	Value ($)
Citibank (South Dakota) N.A., Sioux Falls
0.55%, 10/1/09
(cost $30,000,000)	30,000,000	30,000,000
Commercial Paper--48.2%
Abbey National North America LLC
0.30%, 11/10/09	200,000,000	199,933,333
Barclays U.S. Funding Corp.
0.33%, 10/30/09	190,000,000	189,949,492
Calyon NA Inc.
0.30%, 11/9/09	50,000,000	49,983,750
CBA (Delaware) Finance Inc.
0.29%, 11/6/09 - 11/9/09	204,145,000	204,084,590
Deutsche Bank Financial LLC
0.30%, 11/9/09	50,000,000	49,983,750
Fortis Funding LLC
0.46% - 0.55%, 10/1/09 - 10/13/09	231,500,000	231,484,500
General Electric Capital Services Inc.
0.24% - 0.30%, 11/9/09 - 12/21/09	140,000,000	139,949,406
ING (US) Funding LLC
0.30%, 10/15/09	150,000,000	149,982,500
JPMorgan Chase Funding
0.30%, 11/9/09	100,000,000 a	99,967,500
Natexis Banques Populaires US Finance Co. LLC
0.50%, 11/3/09	243,000,000	242,888,625
Rabobank USA Financial Corp.
0.04%, 10/1/09	200,000,000	200,000,000
Sanpaolo IMI U.S. Financial Co.
0.23%, 12/23/09	139,500,000	139,426,026
Societe Generale N.A. Inc.
0.25% - 0.31%, 11/6/09 - 12/23/09	220,000,000	219,922,644
Unicredit Delaware Inc.
0.25%, 10/20/09	200,000,000	199,975,000
Total Commercial Paper
(cost $2,317,531,116)		2,317,531,116
Corporate Note--1.0%
Bank of America Corp.
0.25%, 10/1/09
(cost $50,000,000)	50,000,000	50,000,000
Time Deposits--12.5%
Branch Banking & Trust Co. (Grand Cayman)
0.04%, 10/1/09	200,000,000	200,000,000
U.S. Bank NA (Grand Cayman)
0.10%, 10/1/09	200,000,000	200,000,000
Wells Fargo Bank, NA (Grand Cayman)
0.04%, 10/1/09	200,000,000	200,000,000

Total Time Deposits
(cost $600,000,000)		600,000,000
Repurchase Agreements--14.0%
Barclays Financial LLC
0.02%, dated 9/30/09, due 10/1/09 in the amount of
$173,000,096 (fully collateralized by $36,883,700
Treasury Inflation Protected Security, 2%, due
7/15/14, value $43,860,052 and $132,381,100 U.S.
Treasury Notes, 1.125%, due 1/15/12, value
$132,600,050 )	173,000,000	173,000,000
Deutsche Bank Securities
0.06%, dated 9/30/09, due 10/1/09 in the amount of
$400,000,667 (fully collateralized by $223,123,000
Federal Home Loan Mortgage Corp., 2.91%-5%, due
2/25/11-7/15/14, value $236,964,357 and $170,000,000
Federal National Mortgage Association, 0%-3%, due
12/30/09-5/12/14, value $171,035,800)	400,000,000	400,000,000
RBS Securities
0.05%, dated 9/30/09, due 10/1/09 in the amount of
$100,000,139 (fully collateralized by $102,100,000
U.S. Treasury Bills, due 4/1/10, value $102,004,023)	100,000,000	100,000,000
Total Repurchase Agreements
(cost $673,000,000)		673,000,000
Asset-Backed Commercial Paper--27.9%
CAFCO LLC
0.40%, 10/9/09	15,000,000 a	14,998,667
Cancara Asset Securitisation Ltd.
0.60%, 10/13/09	90,000,000 a	89,982,000
CIESCO LLC
0.30% - 0.40%, 10/9/09 - 11/30/09	240,000,000 a	239,896,444
Clipper Receivables Co.
0.27%, 10/9/09	155,000,000 a	154,990,700
CRC Funding LLC
0.33%, 10/21/09	90,000,000 a	89,983,500
Edison Asset Securitization LLC
0.32%, 11/4/09	128,288,000 a	128,249,229
Fairway Finance Company LLC
0.25%, 1/5/10	59,918,000 a	59,878,055
Govco Inc.
0.36% - 0.40%, 10/7/09 - 10/22/09	210,000,000 a	209,963,067
Manhattan Asset Funding Company LLC
0.39% - 0.55%, 10/7/09 - 11/20/09	230,000,000 a	229,942,708
Surrey Funding Corp.
0.30%, 10/19/09	50,000,000 a	49,992,500
Thames Asset Global Securitization No. 1 Inc.
0.40%, 10/13/09	55,049,000 a	55,041,660
Windmill Funding Corp.
0.31%, 11/2/09	17,000,000 a	16,995,316
Total Asset-Backed Commercial Paper
(cost $1,339,913,846)		1,339,913,846
Total Investments (cost $5,010,444,962)	104.2%	5,010,444,962
Liabilities, Less Cash and Receivables	(4.2%)	(201,035,622)

Net Assets	100.0%	4,809,409,340

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to $1,439,881,346 or 29.9% of net assets.

At September 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	5,010,444,962
Level 3 - Significant Unobservable Inputs	-
Total	5,010,444,962

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission
(“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the portfolio’s policy to maintain a continuous net asset value per share of $1.00; the portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.

There is no assurance, however, that the portfolio will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the portfolio’s investments.

The portfolio may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the portfolio maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Liquid Assets, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 19, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)